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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-02090
Invesco Van Kampen Bond Fund

(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E., Atlanta, Georgia	30309

(Address of principal executive offices)	(Zip code)
Colin Meadows 1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 2/28
Date of reporting period: 5/31/11

Item 1. Schedule of Investments.

Invesco Van Kampen Bond Fund
Quarterly Schedule of Portfolio Holdings
May 31, 2011

invesco.com/us      VK-CE-BOND-QTR-1 05/11      Invesco Advisers, Inc.

Schedule of Investments
May 31, 2011
(Unaudited)

	Principal
	Amount	Value

U.S. Dollar Denominated Bonds & Notes—91.48%(a)

Advertising—0.55%
WPP Finance (United Kingdom), Sr. Unsec. Gtd. Global Notes, 8.00%, 09/15/14	$1,080,000	$1,274,236

Aerospace & Defense—0.32%
Alliant Techsystems, Inc., Sr. Unsec. Gtd. Sub. Notes, 6.88%, 09/15/20	35,000	36,925
Bombardier, Inc. (Canada), Sr. Notes, 7.50%, 03/15/18(b)	225,000	253,969
7.75%, 03/15/20(b)	300,000	337,500
Hexcel Corp., Sr. Unsec. Sub. Global Notes, 6.75%, 02/01/15	5,000	5,125
Huntington Ingalls Industries, Inc., Sr. Unsec. Gtd. Notes, 6.88%, 03/15/18(b)	10,000	10,450
7.13%, 03/15/21(b)	15,000	15,694
Spirit Aerosystems, Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 12/15/20	25,000	25,687
Triumph Group, Inc., Sr. Unsec. Gtd. Sub. Global Notes, 8.00%, 11/15/17	50,000	53,750

		739,100

Agricultural Products—1.38%
Bunge Ltd. Finance Corp., Unsec. Gtd. Unsub. Notes, 4.10%, 03/15/16	1,685,000	1,760,873
Cargill, Inc., Sr. Unsec. Notes, 5.60%, 09/15/12(b)	600,000	636,711
Corn Products International, Inc., Sr. Unsec. Notes, 3.20%, 11/01/15	460,000	471,693
6.63%, 04/15/37	300,000	332,871

		3,202,148

Airlines—2.32%
America West Airlines LLC-Series 2001-1, Sec. Pass Through Ctfs., 7.10%, 04/02/21	370,368	371,294
American Airlines Pass Through Trust, Series 2001-2, Class A-2, Sec. Global Pass Through Ctfs., 7.86%, 10/01/11	700,000	712,688
Series 2011-1, Class B, Sec. Gtd. Pass Through Ctfs., 7.00%, 01/31/18(b)	830,000	794,725
American Airlines, Inc., Sr. Sec. Gtd. Notes, 7.50%, 03/15/16(b)	20,000	19,850
Continental Airlines Inc.-Series 2007-1, Class C, Sec. Sub. Global Pass Through Ctfs., 7.34%, 04/19/14	46,110	46,340
Continental Airlines, Inc.-Series 2010-1, Class B, Sec. Pass Through Ctfs., 6.00%, 01/12/19	770,000	736,313
Delta Air Lines, Inc., Sec. Notes, 12.25%, 03/15/15(b)	75,000	85,125
Series 2001-1, Class A-2, Sr. Sec. Pass Through Ctfs., 7.11%, 09/18/11	1,250,000	1,275,000
Series 2010-1, Class A, Sec. Pass Through Ctfs., 6.20%, 07/02/18	553,444	575,927
Series 2010-1, Class B, Sec. Pass Through Ctfs., 6.38%, 01/02/16	15,000	14,250
Series 2010-2, Class A, Sec. Pass Through Ctfs., 4.95%, 05/23/19	492,839	494,687
Series 2010-2, Class B, Sec. Pass Through Ctfs., 6.75%, 11/23/15	20,000	19,150
Series 2011-1, Class A, Sec. Pass Through Ctfs., 5.30%, 04/15/19	165,000	166,444
US Airways-Series 1998-1, Class C, Sec. Pass Through Ctfs., 6.82%, 01/30/14	87,961	80,924

		5,392,717

Alternative Carriers—0.08%
Cogent Communications Group, Inc., Sr. Sec. Gtd. Notes, 8.38%, 02/15/18(b)	50,000	52,375
Level 3 Communications, Inc., Sr. Unsec. Notes, 11.88%, 02/01/19(b)	50,000	55,687
Level 3 Escrow, Inc., Sr. Unsec. Notes, 8.13%, 07/01/19(b)	15,000	15,263
Level 3 Financing, Inc., Sr. Unsec. Gtd. Global Notes, 9.25%, 11/01/14	39,000	40,170
Sr. Unsec. Gtd. Notes, 9.38%, 04/01/19(b)	25,000	26,562

		190,057

Apparel Retail—0.43%
Brown Shoe Co., Inc., Sr. Gtd. Notes, 7.13%, 05/15/19(b)	5,000	4,875
Express LLC/Express Finance Corp., Sr. Unsec. Gtd. Global Notes, 8.75%, 03/01/18	45,000	48,938
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Bond Fund

	Principal
	Amount	Value

Apparel Retail–(continued)
Gap Inc. (The), Sr. Unsec. Notes, 5.95%, 04/12/21	$935,000	$918,020
J Crew Group, Inc., Sr. Notes, 8.13%, 03/01/19(b)	5,000	4,825
Limited Brands, Inc., Sr. Unsec. Gtd. Notes, 6.63%, 04/01/21	20,000	20,875

		997,533

Apparel, Accessories & Luxury Goods–0.18%
Hanesbrands Inc., Sr. Unsec. Gtd. Global Notes, 6.38%, 12/15/20	110,000	108,350
Jones Group Inc. (The), Sr. Unsec. Notes, 6.88%, 03/15/19	145,000	141,375
Phillips-Van Heusen Corp., Sr. Unsec. Notes, 7.38%, 05/15/20	55,000	59,675
Quiksilver Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 04/15/15	100,000	98,375

		407,775

Asset Management & Custody Banks–0.20%
DJO Finance LLC/DJO Finance Corp., Sr. Unsec. Gtd. Notes, 7.75%, 04/15/18(b)	5,000	5,156
First Data Corp., Sr. Sec. Gtd. Notes, 7.38%, 06/15/19(b)	15,000	15,300
State Street Capital Trust III, Jr. Unsec. Gtd. Sub. Variable Rate Bonds, 5.30%, 01/29/49(c)	435,000	436,680

		457,136

Auto Parts & Equipment–0.06%
Allison Transmission, Inc., Sr. Unsec. Gtd Notes, 7.13%, 05/15/19(b)	40,000	40,100
Dana Holding Corp., Sr. Unsec. Notes, 6.50%, 02/15/19	15,000	15,000
6.75%, 02/15/21	10,000	10,050
Tenneco Inc., Sr. Gtd. Global Notes, 6.88%, 12/15/20	75,000	77,812

		142,962

Automobile Manufacturers–0.10%
Ford Motor Co., Sr. Unsec. Global Notes, 7.45%, 07/16/31	205,000	234,212

Automotive Retail–1.25%
Advance Auto Parts, Inc., Sr. Unsec. Gtd. Notes, 5.75%, 05/01/20	1,600,000	1,718,899
AutoZone, Inc., Sr. Unsec. Global Notes, 6.50%, 01/15/14	675,000	759,797
O’Reilly Automotive, Inc., Sr. Unsec. Gtd. Notes, 4.88%, 01/14/21	405,000	415,081

		2,893,777

Biotechnology–0.01%
STHI Holding Corp., Sec. Notes, 8.00%, 03/15/18(b)	15,000	15,563

Brewers–1.45%
Anheuser-Busch InBev Worldwide, Inc., Sr. Unsec. Gtd. Global Notes, 3.00%, 10/15/12	2,000,000	2,058,592
4.38%, 02/15/21	1,100,000	1,131,622
8.20%, 01/15/39	120,000	169,281

		3,359,495

Broadcasting–1.41%
CBS Corp., Sr. Unsec. Gtd. Global Notes, 8.88%, 05/15/19	570,000	737,864
COX Communications Inc., Sr. Unsec. Bonds, 8.38%, 03/01/39(b)	305,000	419,733
Discovery Communications LLC, Sr. Unsec. Gtd. Global Notes, 3.70%, 06/01/15	2,000,000	2,113,877

		3,271,474

Building Products–0.26%
Associated Materials LLC, Sr. Sec. Gtd. Notes, 9.13%, 11/01/17(b)	90,000	92,700
Building Materials Corp. of America, Sr. Notes, 6.88%, 08/15/18(b)	65,000	67,113
Sr. Sec. Gtd. Notes, 7.50%, 03/15/20(b)	65,000	69,062
Nortek, Inc., Sr. Gtd. Notes, 8.50%, 04/15/21(b)	135,000	130,275
Ply Gem Industries Inc., Sr. Sec. Gtd. Notes, 8.25%, 02/15/18(b)	95,000	93,337
Roofing Supply Group LLC/Roofing Supply Finance Inc., Sr. Sec. Notes, 8.63%, 12/01/17(b)	120,000	123,900
USG Corp., Sr. Unsec. Notes, 9.75%, 01/15/18	35,000	36,225

		612,612

Cable & Satellite–3.54%
Comcast Corp., Sr. Unsec. Gtd. Global Notes, 5.70%, 05/15/18	1,545,000	1,735,207
6.50%, 01/15/15	500,000	575,071
Sr. Unsec. Gtd. Notes, 6.45%, 03/15/37	580,000	633,279
CSC Holdings LLC, Sr. Unsec. Notes, 7.63%, 07/15/18	250,000	273,750
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc., Sr. Unsec. Gtd. Global Notes, 7.63%, 05/15/16	2,100,000	2,295,562
Intelsat Jackson Holdings S.A. (Luxembourg), Sr. Unsec. Gtd. Notes, 7.50%, 04/01/21(b)	40,000	40,500
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Bond Fund

	Principal
	Amount	Value

Cable & Satellite–(continued)
Kabel BW Erste Beteiligungs GmbH/Kabel Baden-Wurttemberg GmbH & Co. KG (Germany), Sr. Sec. Gtd. Notes, 7.50%, 03/15/19(b)	$150,000	$158,417
Time Warner Cable, Inc., Sr. Unsec. Gtd. Global Notes, 6.55%, 05/01/37	310,000	331,426
Sr. Unsec. Gtd. Notes, 8.25%, 04/01/19	295,000	368,685
Sr. Unsec. Gtd. Unsub. Global Notes, 8.75%, 02/14/19	455,000	581,749
Sr. Unsec. Gtd. Unsub. Notes, 5.88%, 11/15/40	800,000	790,658
Virgin Media Secured Finance PLC (United Kingdom), Sr. Sec. Gtd. Notes, 5.25%, 01/15/21(b)	420,000	438,618

		8,222,922

Casinos & Gaming–0.28%
Ameristar Casinos Inc., Sr. Unsec. Gtd. Notes, 7.50%, 04/15/21(b)	20,000	20,900
Caesars Entertainment Operating Co., Inc., Sec. Global Notes, 12.75%, 04/15/18	50,000	51,625
Sec. Gtd. Global Notes, 10.00%, 12/15/18	30,000	27,975
CityCenter Holdings LLC/CityCenter Finance Corp., Sec. Gtd. PIK Notes, 10.75%, 01/15/17(b)	15,000	16,744
MGM Resorts International, Sr. Unsec. Gtd. Global Notes, 6.63%, 07/15/15	270,000	263,925
Sr. Unsec. Gtd. Notes, 10.00%, 11/01/16(b)	20,000	21,875
Pinnacle Entertainment Inc., Sr. Unsec. Gtd. Global Notes, 8.63%, 08/01/17	40,000	44,050
Snoqualmie Entertainment Authority, Sr. Sec. Floating Rate Notes, 4.20%, 02/01/14(b)(c)	10,000	9,175
Sr. Sec. Notes, 9.13%, 02/01/15(b)	85,000	85,850
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Sec. Gtd. First Mortgage Global Notes, 7.75%, 08/15/20	30,000	33,075
Sr. Sec. Gtd. First Mortgage Global Notes, 7.88%, 11/01/17	65,000	71,500

		646,694

Coal & Consumable Fuels–0.28%
Alpha Natural Resources, Sr. Unsec. Gtd. Notes, 6.00%, 06/01/19	15,000	15,206
6.25%, 06/01/21	6,000	6,150
Arch Coal Inc., Sr. Unsec. Gtd. Notes, 7.25%, 10/01/20	500,000	527,500
CONSOL Energy Inc., Sr. Unsec. Gtd. Global Notes, 8.25%, 04/01/20	95,000	105,925

		654,781

Communications Equipment–0.05%
Avaya, Inc., Sr. Sec. Gtd. Notes, 7.00%, 04/01/19(b)	80,000	78,400
EH Holding Corp., Sr. Sec. Notes, 6.50%, 06/15/19(b)	25,000	25,500
Sr. Unsec. Notes, 7.63%, 06/15/21(b)	15,000	15,450

		119,350

Computer & Electronics Retail–0.04%
Radioshack Corp., Sr. Gtd. Notes, 6.75%, 05/15/19(b)	6,000	6,045
Rent-A-Center, Inc., Sr. Unsec. Gtd. Notes, 6.63%, 11/15/20(b)	75,000	75,188

		81,233

Computer Hardware–0.01%
Sungard Data Systems, Inc., Sr. Unsec. Global Notes, 7.63%, 11/15/20	30,000	31,200

Computer Storage & Peripherals–0.01%
Seagate HDD Cayman (Cayman Islands), Sr. Unsec. Gtd. Notes, 7.00%, 11/01/21(b)	15,000	15,263

Construction & Engineering–0.12%
Dycom Investments Inc., Sr. Sub. Notes, 7.13%, 01/15/21(b)	20,000	20,750
Great Lakes Dredge & Dock Corp., Sr. Unsec. Gtd. Notes, 7.38%, 02/01/19(b)	15,000	15,356
MasTec, Inc., Sr. Unsec. Gtd. Global Notes, 7.63%, 02/01/17	85,000	87,125
Tutor Perini Corp., Sr. Unsec. Gtd. Notes, 7.63%, 11/01/18(b)	155,000	154,225

		277,456

Construction & Farm Machinery & Heavy Trucks–0.05%
Commercial Vehicle Group, Sr. Sec. Gtd. Notes, 7.88%, 04/15/19(b)	35,000	35,962
Navistar International Corp., Sr. Unsec. Gtd. Notes, 8.25%, 11/01/21	80,000	88,200

		124,162

Construction Materials–0.27%
Buliding Materials Corp., Sr. Notes, 6.75%, 05/01/21(b)	20,000	20,300
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Bond Fund

	Principal
	Amount	Value

Construction Materials–(continued)
Cemex S.A.B. de C.V. (Mexico), Sr. Sec. Gtd. Notes, 9.00%, 01/11/18(b)	$100,000	$104,491
CRH America Inc., Sr. Unsec. Notes, 8.13%, 07/15/18	315,000	382,510
Texas Industries Inc., Sr. Unsec. Gtd. Global Notes, 9.25%, 08/15/20	115,000	122,332

		629,633

Consumer Finance–1.88%
Ally Financial, Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 09/15/20	275,000	297,000
Capital One Capital VI, Jr. Ltd. Gtd. Sub. Pfd. Securities, 8.88%, 05/15/40	600,000	624,000
Captial One Bank USA N.A., Sub. Notes, 8.80%, 07/15/19	500,000	645,189
SLM Corp., Sr. Medium-Term Global Notes, 6.25%, 01/25/16	745,000	782,904
Series A, Sr. Unsec. Medium-Term Notes, 5.00%, 10/01/13	1,930,000	2,015,199

		4,364,292

Data Processing & Outsourced Services–0.03%
Corelogic, Inc., Sr. Unsec. Gtd. Notes, 7.25%, 06/01/21(b)	75,000	74,792

Department Stores–0.96%
Macy’s Retail Holdings, Inc., Sr. Unsec. Gtd. Notes, 5.35%, 03/15/12	2,000,000	2,080,000
Sears Holdings Corp., Sec. Gtd. Notes, 6.63%, 10/15/18(b)	150,000	138,750

		2,218,750

Distillers & Vintners–0.07%
CEDC Finance Corp. International, Inc., Sr. Sec. Gtd. Notes, 9.13%, 12/01/16(b)	100,000	95,250
Constellation Brands, Inc., Sr. Unsec. Gtd. Global Notes, 7.25%, 05/15/17	60,000	65,550

		160,800

Diversified Banks–9.73%
Abbey National Treasury Services PLC (United Kingdom), Sr. Unsec. Gtd. Global Notes, 4.00%, 04/27/16	350,000	351,388
Abbey National Treausry Services PLC (United Kingdom), Gtd. Global Notes, 2.88%, 04/25/14	250,000	251,814
ABN Amro Bank N.V. (Netherlands), Sr. Unsec. Notes, 3.00%, 01/31/14(b)	1,000,000	1,007,989
Barclays Bank PLC (United Kingdom), Sr. Unsec. Global Notes, 6.75%, 05/22/19	1,280,000	1,478,915
Unsec. Sub. Notes, 6.05%, 12/04/17(b)	335,000	364,515
BBVA US Senior SA Uniper (Spain), Sr. Unsec. Gtd Notes, 3.25%, 05/16/14	1,100,000	1,100,613
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands), Sr. Unsec. Variable Rate Notes, 11.00%, 06/29/49(b)(c)	210,000	274,923
Credit Suisse AG (Switzerland), Sub. Global Notes, 5.40%, 01/14/20	475,000	497,005
Unsec. Sub. Global Notes, 6.00%, 02/15/18	230,000	253,885
Groupe BPCE S.A. (France), Sr. Unsec. Notes, 2.38%, 10/04/13(b)	775,000	779,649
Hana Bank (South Korea), Sr. Notes, 4.50%, 10/30/15(b)	1,075,000	1,124,980
HBOS PLC (United Kingdom)-Series G, Unsec. Sub. Medium-Term Notes, 6.75%, 05/21/18(b)	1,080,000	1,082,931
HSBC Bank PLC (United Kingdom), Sr. Notes, 4.13%, 08/12/20(b)	1,275,000	1,271,548
HSBC Finance Corp, Sr. Unsec. Sub. Notes, 6.68%, 01/15/21(b)	957,000	1,028,895
ICIC Bank Ltd. (Vietnam), Sr. Unsec. Notes, 4.75%, 11/25/16(b)	600,000	606,855
ING Bank N.V. (Netherlands), Sr. Notes, 3.00%, 09/01/15(b)	510,000	510,017
Korea Development Bank (South Korea), Sr. Unsec. Gtd. Global Notes, 4.38%, 08/10/15	1,135,000	1,198,262
Lloyds TSB Bank PLC (United Kingdom), Sr. Unsec. Gtd. Global Notes, 4.88%, 01/21/16	875,000	908,657
Sr. Unsec. Gtd. Medium-Term Notes, 5.80%, 01/13/20(b)	690,000	718,143
Unsec. Gtd. Sub. Medium-Term Notes, 6.50%, 09/14/20(b)	540,000	555,183
RBS Capital Trust II, Jr. Unsec. Gtd. Sub. Bonds, 6.43%, 12/29/49 (h)(i)	25,000	18,906
Royal Bank of Scotland Group PLC (United Kingdom), Sr. Unsec. Gtd. Global Notes, 6.40%, 10/21/19	760,000	806,210
Royal Bank of Scotland PLC (The) (United Kingdom), Sr. Unsec. Gtd. Global Notes, 4.88%, 03/16/15	1,160,000	1,218,838
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Bond Fund

	Principal
	Amount	Value

Diversified Banks–(continued)
Santander U.S. Debt S.A. Unipersonal (Spain), Sr. Gtd. Notes, 2.99%, 10/07/13(b)	$500,000	$499,954
Sr. Unsec. Gtd. Notes, 3.72%, 01/20/15(b)	800,000	787,128
Societe Generale (France), Sr. Unsec. Medium Term Notes, 5.20%, 04/15/21(b)	1,200,000	1,218,307
Standard Chartered Bank (United Kingdom), Unsec. Sub. Notes, 6.40%, 09/26/17(b)	800,000	898,801
Standard Chartered PLC (United Kingdom), Sr. Unsec. Notes, 3.20%, 05/12/16(b)	500,000	504,328
VTB Bank OJSC Via VTB Capital S.A. (Luxembourg), Sr. Unsec. Gtd. Notes, 6.55%, 10/13/20(b)	325,000	334,777
Sr. Unsec. Notes, 6.32%, 02/22/18(b)	915,000	950,967

		22,604,383

Diversified Capital Markets–1.80%
Credit Suisse New York (Switzerland), Sr. Unsec. Medium-Term Global Notes, 5.30%, 08/13/19	2,785,000	3,056,456
UBS AG (Switzerland), Sr. Unsec. Medium-Tem Loan Global Notes, 5.88%, 12/20/17	985,000	1,116,143

		4,172,599

Diversified Chemicals–1.07%
Dow Chemical Co. (The), Sr. Unsec. Global Notes, 4.25%, 11/15/20	2,500,000	2,474,925

Diversified Metals & Mining–1.32%
Anglo American Capital PLC (United Kingdom), Sr. Unsec. Gtd. Notes, 9.38%, 04/08/19(b)	660,000	892,669
Freeport-McMoRan Copper & Gold, Inc., Sr. Unsec. Notes, 8.38%, 04/01/17	1,320,000	1,447,875
Midwest Vanadium Pty Ltd. (Australia), Sr. Sec. Gtd. Mortgages Notes, 11.50%, 02/15/18(b)	15,000	15,818
Mirabela Nickel Ltd. (Australia), Sr. Unsec. Gtd. Notes, 8.75%, 04/15/18(b)	10,000	10,196
Southern Copper Corp., Sr. Unsec. Global Notes, 5.38%, 04/16/20	230,000	240,508
6.75%, 04/16/40	335,000	337,577
Taseko Mines Ltd. (Canada), Sr. Unsec. Gtd. Notes, 7.75%, 04/15/19	4,000	4,133
Thompson Creek Metals Co. (Canada), Sr. Gtd. Notes, 7.38%, 06/01/18(b)	8,000	8,108
Vedanta Resources PLC (United Kingdom), Sr. Unsec. Notes, 9.50%, 07/18/18(b)	100,000	110,695

		3,067,579

Diversified REIT’s–0.24%
Qatari Diar Finance QSC (Qatar), Unsec. Gtd. Unsub. Notes, 5.00%, 07/21/20(b)	545,000	559,050

Drug Retail–1.44%
CVS Caremark Corp., Sec. Global Pass-Through Ctfs., 6.04%, 12/10/28	1,262,399	1,366,705
Sec. Pass Through Ctfs., 8.35%, 07/10/31(b)	198,488	241,462
CVS Pass Through Trust, Sr. Unsec. Gtd. Mortgage Notes, 5.77%, 01/10/33(b)	1,677,155	1,744,963

		3,353,130

Electric Utilities–3.13%
DCP Midstream LLC, Sr. Unsec. Notes, 9.70%, 12/01/13(b)	1,500,000	1,766,092
9.75%, 03/15/19(b)	500,000	664,201
Enel Finance International S.A. (Luxembourg), Sr. Unsec. Gtd. Notes, 5.13%, 10/07/19(b)	820,000	859,361
Entergy Gulf States Louisiana LLC, Sec., 5.59%, 10/01/24	650,000	721,875
Ohio Power Co.-Series M, Sr. Unsec. Notes, 5.38%, 10/01/21	350,000	383,937
Southern Co., Sr. Unsec. Notes, 2.38%, 09/15/15	400,000	404,394
Southern Power Co.-Series D, Sr. Unsec. Global Notes, 4.88%, 07/15/15	1,175,000	1,289,996
Spectra Energy Capital LLC, Sr. Sec. Notes, 8.00%, 10/01/19	225,000	280,055
Virginia Electric and Power Co., Sr. Unsec. Notes, 8.88%, 11/15/38	595,000	903,102

		7,273,013

Electrical Components & Equipment–0.01%
Polypore International, Inc., Sr. Unsec. Gtd. Notes, 7.50%, 11/15/17(b)	30,000	32,025

Electronic Components–0.32%
Corning, Inc., Sr. Unsec. Notes, 6.63%, 05/15/19	140,000	165,165
7.25%, 08/15/36	490,000	577,185

		742,350

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Bond Fund

	Principal
	Amount	Value

Electronic Manufacturing Services–0.08%
Jabil Circuit, Inc., Sr. Unsec. Notes, 5.63%, 12/15/20	$150,000	$149,625
Sanmina SCI Corp., Sr. Unsec. Gtd. Notes, 7.00%, 05/15/19(b)	40,000	39,200

		188,825

Environmental & Facilities Services–0.62%
Clean Harbors Inc., Sr. Sec. Gtd. Notes, 7.63%, 08/15/16(b)	30,000	32,250
Waste Management Inc., Sr. Unsec. Gtd. Notes, 5.00%, 03/15/14	645,000	704,800
Waste Management, Inc., Sr. Unsec. Gtd. Notes, 4.60%, 03/01/21	680,000	701,348

		1,438,398

Forest Products–0.02%
Millar Western Forest Products Ltd. (Canada), Sr. Notes, 8.50%, 04/01/21(b)	45,000	43,200

Gas Utilities–0.05%
Suburban Propane Partners, L.P./Suburban Energy Finance Corp., Sr. Unsec. Notes, 7.38%, 03/15/20	115,000	123,337

Gold–0.92%
Barrick Gold Corp. (Canada), Sr. Unsec. Notes, 2.90%, 05/30/16(b)	640,000	644,137
Gold Fields Orogen Holding BVI Ltd. (British Virgin Islands), Sr. Unsec. Gtd. Notes, 4.88%, 10/07/20(b)	1,000,000	968,308
Newmont Mining Corp., Sr. Unsec. Gtd. Notes, 6.25%, 10/01/39	475,000	519,070

		2,131,515

Health Care Distributors–0.35%
McKesson Corp., Sr. Unsec. Notes, 3.25%, 03/01/16	155,000	160,311
4.75%, 03/01/21	205,000	215,703
6.00%, 03/01/41	410,000	444,643

		820,657

Health Care Equipment–0.30%
CareFusion Corp., Sr. Unsec. Global Notes, 4.13%, 08/01/12	600,000	620,230
DJO Finance LLC/DJO Finance Corp., Sr. Unsec. Gtd. Notes, 9.75%, 10/15/17(b)	65,000	69,062

		689,292

Health Care Facilities–0.17%
HCA, Inc., Sr. Sec. Gtd. Global Notes, 7.88%, 02/15/20	155,000	170,887
Healthsouth Corp., Sr. Unsec. Gtd. Notes, 7.25%, 10/01/18	20,000	21,250
7.75%, 09/15/22	20,000	21,350
Select Medical Holdings Corp., Sr. Unsec. Floating Rate Global Notes, 6.21%, 09/15/15(c)	30,000	29,100
Tenet Healthcare Corp., Sr. Unsec. Global Notes, 8.00%, 08/01/20	10,000	10,400
Sr. Unsec. Global Notes, 9.25%, 02/01/15	135,000	149,344

		402,331

Health Care Services–1.25%
Express Scripts, Inc., Sr. Unsec. Gtd. Global Notes, 5.25%, 06/15/12	1,585,000	1,655,661
Sr. Unsec. Gtd. Notes, 3.13%, 05/15/16	445,000	451,008
Highmark, Inc., Sr. Unsec. Notes, 4.75%, 05/15/21(b)	395,000	404,003
6.13%, 05/15/41(b)	375,000	384,591

		2,895,263

Health Care Technology–0.04%
MedAssets, Inc., Sr. Unsec. Gtd. Notes, 8.00%, 11/15/18(b)	85,000	88,187

Home Furnishings–0.02%
American Standard Americas, Sr. Sec. Notes, 10.75%, 01/15/16(b)	40,000	42,500

Home Improvement Retail–0.70%
Home Depot, Inc., Sr. Unsec. Global Notes, 5.88%, 12/16/36	800,000	836,390
Lowe’s Cos., Inc., Sr. Unsec. Notes, 3.75%, 04/15/21	795,000	792,783

		1,629,173

Homebuilding–0.03%
Beazer Homes USA Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 07/15/15	20,000	18,950
8.13%, 06/15/16	57,000	55,005

		73,955

Hotels, Resorts & Cruise Lines–0.62%
Hyatt Hotels Corp., Sr. Unsec. Notes, 6.88%, 08/15/19(b)	155,000	172,625
Royal Caribbean Cruises Ltd., Sr. Unsec. Global Notes, 7.50%, 10/15/27	45,000	45,562
Wyndham Worldwide Corp., Sr. Unsec. Global Notes, 6.00%, 12/01/16	1,145,000	1,224,434

		1,442,621

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Bond Fund

	Principal
	Amount	Value

Household Products–0.56%
Altria Group, Inc., Sr. Unsec. Gtd. Notes, 10.20%, 02/06/39	$410,000	$612,394
Central Garden and Pet Co., Sr. Gtd. Sub. Notes, 8.25%, 03/01/18	70,000	74,200
Energizer Holdings Inc., Sr. Notes, 4.70%, 05/19/21(b)	615,000	622,155

		1,308,749

Housewares & Specialties–0.42%
Fortune Brands, Inc., Sr. Unsec. Gtd. Notes, 6.38%, 06/15/14	375,000	418,278
Tupperware Brands Corp., Sr. Gtd. Notes, 4.75%, 06/01/21(b)	560,000	556,406

		974,684

Independent Power Producers & Energy Traders–0.19%
AES Corp. (The), Sr. Unsec. Global Notes, 8.00%, 06/01/20	95,000	102,600
AES Red Oak LLC-Series A, Sr. Sec. Bonds, 8.54%, 11/30/19	69,872	71,794
Indianapolis Power & Light Co., Sr. Sec. Notes, 6.30%, 07/01/13(b)	255,000	277,988

		452,382

Industrial Conglomerates–1.98%
General Electric Co., Sr. Unsec. Global Notes, 5.25%, 12/06/17	1,330,000	1,496,044
Hutchison Whampoa International Ltd. (Cayman Islands), Unsec. Gtd. Sub. Variable Rate Notes, 6.00%, 12/29/49(b)(c)	2,290,000	2,355,265
NBC Universal Media LLC, Sr. Unsec. Notes, 2.10%, 04/01/14(b)	375,000	380,683
5.95%, 04/01/41(b)	355,000	369,087

		4,601,079

Industrial Machinery–0.65%
Cleaver-Brooks, Inc., Sr. Sec. Notes, 12.25%, 05/01/16(b)	60,000	62,850
Pentair, Inc., Sr. Unsec. Gtd. Notes, 5.00%, 05/15/21	1,430,000	1,445,358

		1,508,208

Industrial REIT’s–0.04%
DuPont Fabros Technology L.P., Sr. Unsec. Gtd. Global Notes, 8.50%, 12/15/17	75,000	83,063

Integrated Oil & Gas–1.07%
Hess Corp., Sr. Unsec. Global Notes, 5.60%, 02/15/41	450,000	453,116
Lukoil International Finance B.V. (Netherlands), Sr. Unsec. Gtd. Notes, 6.13%, 11/09/20(b)	960,000	1,000,712
Marathon Petroleum Corp., Sr. Unsec. Gtd. Notes, 6.50%, 03/01/41(b)	565,000	608,659
Petrobras International Finance Co. (Cayman Islands), Sr. Unsec. Gtd. Global Notes, 5.38%, 01/27/21	410,000	423,144

		2,485,631

Integrated Telecommunication Services–3.76%
AT&T Corp., Sr. Unsec. Gtd. Global Notes, 8.00%, 11/15/31	86,000	114,866
AT&T, Inc., Sr. Unsec. Global Notes, 2.95%, 05/15/16	370,000	375,788
4.45%, 05/15/21	190,000	193,917
6.15%, 09/15/34	500,000	526,222
Deutsche Telekom International Finance B.V. (Netherlands), Sr. Unsec. Gtd. Global Bonds, 8.75%, 06/15/30	440,000	605,390
Sr. Unsec. Gtd. Global Notes, 6.00%, 07/08/19	150,000	174,642
Sr. Unsec. Gtd. Notes, 6.75%, 08/20/18	225,000	271,178
Integra Telecom Holdings, Inc., Sr. Sec. Notes, 10.75%, 04/15/16(b)	40,000	42,100
Intelsat Jackson Holdings S.A. (Luxembourg), Sr. Unsec. Gtd. Notes, 7.25%, 04/01/19(b)	40,000	40,600
7.25%, 10/15/20(b)	30,000	30,225
NBC Universal Media LLC, Sr. Unsec. Notes, 5.15%, 04/30/20(b)	210,000	225,190
Qtel International Finance Ltd. (Bermuda), Sr. Unsec. Gtd. Notes, 3.38%, 10/14/16(b)	315,000	313,963
4.75%, 02/16/21(b)	200,000	196,181
Qwest Corp., Sr. Unsec. Notes, 6.88%, 09/15/33	210,000	206,325
Telecom Italia Capital S.A. (Luxembourg), Sr. Unsec. Gtd. Global Notes, 7.00%, 06/04/18	1,850,000	2,082,507
7.18%, 06/18/19	230,000	261,715
Telefonica Emisiones SAU (Spain), Sr. Unsec. Gtd. Global Notes, 5.46%, 02/16/21	880,000	915,570
Verizon Communications, Inc., Jr. Gtd. Sub. Global Notes, 6.40%, 02/15/38	200,000	221,943
Sr. Unsec. Global Notes, 8.95%, 03/01/39	1,360,000	1,942,704

		8,741,026

Internet Retail–0.67%
Expedia, Inc., Sr. Unsec. Gtd. Global Notes, 5.95%, 08/15/20	1,555,000	1,556,341

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Bond Fund

	Principal
	Amount	Value

Internet Software & Services–0.02%
Equinix, Inc., Sr. Unsec. Notes, 8.13%, 03/01/18	$50,000	$54,500

Investment Banking & Brokerage–3.90%
Charles Schwab Corp. (The), Sr. Unsec. Notes, 4.45%, 07/22/20	875,000	906,114
E Trade Financial Corp., Sr. Notes, 6.75%, 06/01/16	15,000	15,037
Goldman Sachs Group Inc. (The), Sr. Global Notes, 3.70%, 08/01/15	615,000	628,727
Sr. Unsec. Global Notes, 3.63%, 02/07/16	350,000	350,855
Goldman Sachs Group, Inc. (The), Unsec. Sub. Global Notes, 6.75%, 10/01/37	1,320,000	1,333,569
Jefferies Group, Inc., Sr. Unsec. Notes, 6.88%, 04/15/21	710,000	781,087
Macquarie Group Ltd. (Australia), Sr. Unsec. Gtd. Notes, 7.63%, 08/13/19(b)	498,000	564,704
Sr. Unsec. Notes, 6.00%, 01/14/20(b)	1,095,000	1,138,565
Morgan Stanley, Sr. Unsec. Global Notes, 3.80%, 04/29/16	500,000	502,215
4.00%, 07/24/15	1,000,000	1,039,301
Sr. Unsec. Notes, 3.45%, 11/02/15	1,000,000	1,005,892
Raymond James Financial, Inc., Sr. Unsec. Notes, 4.25%, 04/15/16	370,000	383,468
Schwab Capital Trust I, Jr. Unsec. Ltd. Gtd. Sub. Variable Rate Notes, 7.50%, 11/15/37(c)	385,000	406,726

		9,056,260

Leisure Facilities–0.00%
Speedway Motorsports, Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 02/01/19	10,000	10,113

Life & Health Insurance–4.09%
Aegon N.V. (Netherlands), Sr. Unsec. Global Bonds, 4.63%, 12/01/15	650,000	694,170
Forethought Financial Group, Inc., Sr. Unsec. Notes, 8.63%, 04/15/21(b)	950,000	954,750
MetLife, Inc., Jr. Sub. Global Notes, 10.75%, 08/01/39	785,000	1,118,625
Series A, Sr. Unsec. Notes, 6.82%, 08/15/18	50,000	59,201
Nationwide Financial Services, Sr. Unsec. Notes, 5.38%, 03/25/21(b)	1,645,000	1,697,161
Pacific LifeCorp., Sr. Notes, 6.00%, 02/10/20(b)	1,150,000	1,254,859
Prudential Financial, Inc., Sr. Unsec. Gtd. Notes, 6.20%, 11/15/40	1,500,000	1,605,595
Series D, Sr. Unsec. Medium-Term Notes, 4.75%, 09/17/15	820,000	891,571
6.63%, 12/01/37	390,000	440,613
7.38%, 06/15/19	645,000	778,085

		9,494,630

Life Sciences Tools & Services–0.29%
Life Technologies Corp., Sr. Notes, 6.00%, 03/01/20	610,000	668,191

Managed Health Care–0.78%
CIGNA Corp., Sr. Unsec. Notes, 4.50%, 03/15/21	435,000	443,149
5.88%, 03/15/41	350,000	359,119
UnitedHealth Group, Inc., Sr. Unsec. Notes, 3.88%, 10/15/20	400,000	396,694
5.95%, 02/15/41	590,000	622,971

		1,821,933

Marine–0.00%
Navios Martime Acquisition Corp./Navios Acquisition Finance US, Inc. (Greece), Sr. Sec. Gtd. Notes, 8.63%, 11/01/17(b)	10,000	10,483

Movies & Entertainment–1.15%
AMC Entertainment Inc., Sr. Unsec. Gtd. Global Notes, 8.75%, 06/01/19	190,000	205,438
NAI Entertainment Holdings LLC, Sr. Sec. Notes, 8.25%, 12/15/17(b)	75,000	81,375
News America, Inc, Sr. Unsec. Gtd. Notes, 6.15%, 02/15/41(b)	500,000	515,883
News America, Inc., Sr. Unsec. Gtd. Global Notes, 6.40%, 12/15/35	325,000	346,863
Time Warner Cable, Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 07/01/18	685,000	798,149
Time Warner, Inc., Sr. Notes, 6.50%, 11/15/36	675,000	730,800

		2,678,508

Multi-Line Insurance–1.29%
American Financial Group, Inc., Sr. Unsec. Notes, 9.88%, 06/15/19	1,055,000	1,331,245
Fairfax Financial Holdings Ltd. (Canada), Sr. Notes, 5.80%, 05/15/21(b)	2,000	2,010
Health Care Service Corp., Sr. Unsec. Notes, 4.70%, 01/15/21(b)	530,000	552,335
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Bond Fund

	Principal
	Amount	Value

Multi-Line Insurance–(continued)
Liberty Mutual Group, Inc., Jr. Unsec. Gtd. Sub. Bonds, 7.80%, 03/15/37(b)	$530,000	$551,200
Sr. Gtd. Notes, 5.00%, 06/01/21(b)	570,000	563,331

		3,000,121

Multi-Utilities–0.73%
CMS Energy Corp., Sr. Unsec. Notes, 6.30%, 02/01/12	50,000	51,313
Consumers Energy Co., Sr. Sec. Bonds, 5.80%, 09/15/35	480,000	516,567
Dominion Resources, Inc., Sr. Unsec. Notes, 2.25%, 09/01/15	500,000	501,517
Nisource Finance Corp., Sr. Unsec. Gtd. Bonds, 6.80%, 01/15/19	535,000	627,327

		1,696,724

Office REIT’s–0.69%
Digital Realty Trust LP, Sr. Unsec. Gtd. Global Notes, 4.50%, 07/15/15	1,525,000	1,601,258

Office Services & Supplies–0.78%
Steelcase, Inc., Sr. Unsec. Notes, 6.38%, 02/15/21	1,730,000	1,818,447

Oil & Gas Drilling–0.69%
Transocean, Inc. (Cayman Islands), Sr. Unsec. Gtd. Global Notes, 4.95%, 11/15/15	1,485,000	1,604,286

Oil & Gas Equipment & Services–0.05%
Bristow Group, Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 09/15/17	30,000	31,688
Key Energy Services, Inc., Sr. Unsec. Gtd. Notes, 6.75%, 03/01/21	55,000	55,653
Oil States International, Inc., Sr. Gtd. Notes, 6.50%, 06/01/19(b)	13,000	13,073
Sesi LLC, Sr. Gtd. Notes, 6.38%, 05/01/19(b)	25,000	25,125

		125,539

Oil & Gas Exploration & Production–1.74%
Brigham Exploration Co., Sr. Unsec. Gtd. Notes, 6.88%, 06/01/19(b)	8,000	8,040
Chaparral Energy, Inc., Sr. Unsec. Gtd. Notes, 8.25%, 09/01/21(b)	65,000	67,275
Chesapeake Energy Corp., Sr. Unsec. Gtd. Notes, 6.13%, 02/15/21	5,000	5,100
6.63%, 08/15/20	57,000	60,135
Concho Resources, Inc., Sr. Unsec. Gtd. Notes, 6.50%, 01/15/22	15,000	15,150
Continental Resources, Inc., Sr. Unsec. Gtd. Global Notes, 8.25%, 10/01/19	45,000	49,669
Delta Petroleum Corp., Sr. Unsec. Gtd. Sub. Global Notes, 7.00%, 04/01/15	65,000	51,675
Empresa Nacional del Petroleo (Chile), Sr. Unsec. Notes, 5.25%, 08/10/20(b)	365,000	369,113
Encana Corp. (Canada), Sr. Unsec. Gtd. Global Notes, 6.50%, 02/01/38	945,000	1,065,822
EOG Resources, Inc., Sr. Unsec. Notes, 4.10%, 02/01/21	475,000	476,768
EXCO Resources, Inc., Sr. Unsec. Gtd. Notes, 7.50%, 09/15/18	10,000	10,075
Forest Oil Corp., Sr. Unsec. Gtd. Global Notes, 7.25%, 06/15/19	70,000	72,363
Gazprom Via Gaz Capital SA (Luxembourg), Sr. Unsec. Gtd. Notes, 6.51%, 03/07/22(b)	265,000	285,882
Newfield Exploration Co., Sr. Unsec. Sub. Global Notes, 7.13%, 05/15/18	290,000	311,388
Petrohawk Energy Corp., Sr. Unsec. Gtd. Global Notes, 7.25%, 08/15/18	100,000	104,750
Sr. Unsec. Gtd. Notes, 6.25%, 06/01/19(b)	20,000	19,700
Petroleos Mexicanos (Mexico), Sr. Unsec. Gtd. Global Notes, 5.50%, 01/21/21	630,000	654,807
Pioneer Natural Resources Co., Sr. Unsec. Notes, 6.65%, 03/15/17	145,000	158,775
Plains Exploration & Production Co., Sr. Unsec. Gtd. Notes, 7.63%, 06/01/18	160,000	170,800
Range Resources Corp., Sr. Unsec. Gtd. Notes, 5.75%, 06/01/21	55,000	55,000
SM Energy Co., Sr. Unsec. Notes, 6.63%, 02/15/19(b)	20,000	20,575

		4,032,862

Oil & Gas Refining & Marketing–0.06%
Tesoro Corp., Sr. Unsec. Gtd. Global Bonds, 6.50%, 06/01/17	35,000	36,181
United Refining Co., Sr. Sec. Gtd. Notes, 10.50%, 02/28/18(b)	105,000	106,510

		142,691

Oil & Gas Storage & Transportation–3.47%
Chesapeake Midstream PT, Sr. Gtd. Notes, 5.88%, 04/15/21(b)	20,000	20,025
Copano Energy LLC/Copano Energy Finance Corp., Sr. Unsec. Gtd. Notes, 7.13%, 04/01/21	55,000	55,550
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Bond Fund

	Principal
	Amount	Value

Oil & Gas Storage & Transportation–(continued)
Energy Transfer Partners LP, Sr. Unsec. Global Notes, 4.65%, 06/01/21	$570,000	$570,311
6.05%, 06/01/41	1,135,000	1,153,805
Enterprise Products Operating LLC, Sr. Unsec. Global Notes, 5.60%, 10/15/14	720,000	805,425
Sr. Unsec. Gtd. Global Notes, 5.25%, 01/31/20	250,000	270,382
Sr. Unsec. Gtd. Notes, 6.45%, 09/01/40	1,250,000	1,368,751
Inergy LP/Inergy Finance Corp., Sr. Unsec. Gtd. Notes, 6.88%, 08/01/21(b)	35,000	35,744
Kinder Morgan Energy Partners LP, Sr. Unsec. Notes, 5.85%, 09/15/12	560,000	591,890
Kinder Morgan Finance Co. ULC (Canada), Sub. Global Notes, 5.70%, 01/05/16	140,000	148,750
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., Sr. Unsec. Gtd. Notes, 6.50%, 08/15/21	85,000	86,275
Overseas Shipholding Group, Inc., Sr. Unsec. Notes, 8.13%, 03/30/18	105,000	102,244
Regency Energy Partners LP/Regency Energy Finance Corp., Sr. Unsec. Gtd. Notes, 6.88%, 12/01/18	95,000	100,106
Spectra Energy Capital LLC, Sr. Unsec. Notes, 5.67%, 08/15/14	500,000	557,065
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsec. Gtd. Notes, 6.88%, 02/01/21(b)	50,000	49,750
Texas Eastern Transmission LP, Sr. Unsec. Notes, 7.00%, 07/15/32	755,000	924,369
Williams Partners LP/Williams Partners Finance Corp., Sr. Unsec. Global Notes, 7.25%, 02/01/17	1,000,000	1,208,230

		8,048,672

Other Diversified Financial Services–6.17%
Bank of America Corp., Sr. Unsec. Global Notes, 3.70%, 09/01/15	500,000	513,550
7.63%, 06/01/19	695,000	827,284
Series L, Sr. Unsec. Medium-Term Global Notes, 5.65%, 05/01/18	800,000	856,342
Bear Stearns Cos. LLC (The), Sr. Unsec. Global Notes, 7.25%, 02/01/18	680,000	817,924
Unsec. Sub. Notes, 5.55%, 01/22/17	1,030,000	1,130,717
Citigroup, Inc., Sr. Unsec. Global Notes, 6.13%, 05/15/18	1,450,000	1,616,200
ERAC USA Finance LLC, Sr. Unsec. Gtd. Notes, 2.75%, 07/01/13(b)	555,000	568,403
Unsec. Gtd. Notes, 5.80%, 10/15/12(b)	200,000	212,430
General Electric Capital Corp., Sr. Unsec. Medium-Term Global Notes, 5.50%, 01/08/20	320,000	347,601
International Lease Finance Corp., Sr. Sec. Notes, 6.50%, 09/01/14(b)	2,970,000	3,197,205
Sr. Unsec. Notes, 8.25%, 12/15/20	290,000	326,612
JPMorgan Chase & Co., Sr. Unsec. Global Notes, 3.45%, 03/01/16	270,000	275,702
JPMorgan Chase Capital XXVII-Series AA, Jr. Unsec. Ltd. Gtd. Sub. Notes, 7.00%, 11/01/39	2,165,000	2,241,992
Merrill Lynch & Co., Inc., Unsec. Gtd. Unsub. Global Bonds, 7.75%, 05/14/38	765,000	899,935
National Rural Utilities Cooperative Finance Corp., Sr. Sec. Gtd. Notes, 1.90%, 11/01/15	500,000	497,142

		14,329,039

Packaged Foods & Meats–1.08%
Del Monte Foods Co., Sr. Unsec. Gtd. Notes, 7.63%, 02/15/19(b)	35,000	35,875
Kraft Foods, Inc., Sr. Unsec. Global Notes, 6.88%, 02/01/38	1,255,000	1,470,483
Sr. Unsec. Notes, 6.88%, 01/26/39	850,000	998,165

		2,504,523

Paper Packaging–0.01%
Cascades Inc. (Canada), Sr. Unsec. Gtd. Global Notes, 7.88%, 01/15/20	15,000	15,938

Paper Products–0.82%
Boise Cascade LLC, Sr. Unsec. Gtd. Sub. Global Notes, 7.13%, 10/15/14	85,000	84,787
Clearwater Paper Corp., Sr. Gtd. Notes, 7.13%, 11/01/18(b)	40,000	41,800
International Paper Co., Sr. Unsec. Global Notes, 7.95%, 06/15/18	1,000,000	1,222,063
Sr. Unsec. Notes, 9.38%, 05/15/19	375,000	494,033
Mercer International, Inc., Sr. Unsec. Gtd. Global Notes, 9.50%, 12/01/17	15,000	16,519
P.H. Glatfelter Co., Sr. Unsec. Gtd. Global Notes, 7.13%, 05/01/16	45,000	46,519

		1,905,721

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Bond Fund

	Principal
	Amount	Value

Pharmaceuticals–0.10%
Valeant Pharmaceuticals International, Sr. Unsec. Gtd. Notes, 6.75%, 10/01/17(b)	$85,000	$84,256
Wyeth, Sr. Unsec. Notes, 6.45%, 02/01/24	120,000	144,205

		228,461

Property & Casualty Insurance–1.84%
CNA Financial Corp., Sr. Unsec. Notes, 7.35%, 11/15/19	1,100,000	1,292,216
QBE Capital Funding III Ltd. (Botswana), Sub. Gtd. Variable Rate Notes, 7.25%, 05/24/41(b)(c)	1,500,000	1,513,180
W.R. Berkley Corp., Sr. Unsec. Notes, 7.38%, 09/15/19	600,000	702,379
XL Group Plc (Ireland), Sr. Unsec. Global Notes, 5.25%, 09/15/14	710,000	766,980

		4,274,755

Railroads–1.05%
Canadian Pacific Railway Co. (Canada), Sr. Unsec. Yankee Notes, 4.45%, 03/15/23	225,000	227,001
CSX Corp., Sr. Unsec. Global Notes, 6.15%, 05/01/37	770,000	850,883
Sr. Unsec. Notes, 5.50%, 04/15/41	1,350,000	1,353,505
Kansas City Southern de Mexico SA de CV (Mexico), Sr. Unsec. Notes, 6.13%, 06/15/21(b)	3,000	3,042

		2,434,431

Regional Banks–0.98%
BB&T Capital Trust II, Jr. Unsec. Gtd. Sub. Global Notes, 6.75%, 06/07/36	80,000	84,115
CIT Group, Inc., Sec. Gtd. Notes, 6.63%, 04/01/18(b)	75,000	80,391
Nationwide Building Society (United Kingdom), Sr. Unsec. Notes, 6.25%, 02/25/20(b)	1,030,000	1,097,843
Regions Financial Corp., Sr. Unsec. Notes, 5.75%, 06/15/15	745,000	762,694
Synovus Financial Corp., Unsec. Sub. Global Notes, 5.13%, 06/15/17	45,000	42,525
Zions Bancorp., Unsec. Sub. Notes, 6.00%, 09/15/15	195,000	201,825

		2,269,393

Research & Consulting Services–0.49%
FTI Consulting, Inc., Sr. Unsec. Gtd. Notes, 6.75%, 10/01/20(b)	50,000	51,250
Novant Health, Inc., Sr. Unsec. Gtd. Medium-Term Notes, 5.85%, 11/01/19	1,000,000	1,089,469

		1,140,719

Restaurants–0.39%
Yum! Brands, Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 11/15/37	780,000	909,952

Retail REIT’s–0.26%
WEA Finance LLC, Sr. Gtd. Notes, 7.13%, 04/15/18(b)	500,000	592,104

Semiconductor Equipment–0.04%
Amkor Techologies, Inc., Sr. Unsec. Notes, 6.63%, 06/01/21(b)	75,000	74,062
Sensata Technologies BV (Netherlands), Sec. Gtd. Notes, 6.50%, 05/15/19(b)	10,000	10,236

		84,298

Semiconductors–0.08%
Freescale Semiconductor, Inc., Sr. Sec. Gtd. Notes, 9.25%, 04/15/18(b)	170,000	189,975

Soft Drinks–0.32%
Coca Cola Enterprises, Inc., Sr. Unsec. Notes, 1.13%, 11/12/13	750,000	747,356

Specialized Finance–0.90%
CIT Group, Inc., Sec. Bonds, 7.00%, 05/01/17	170,000	170,957
Moody’s Corp., Sr. Unsec. Notes, 5.50%, 09/01/20	1,120,000	1,177,848
National Rural Utilities Cooperative Finance Corp., Sr. Sec. Collateral Trust Bonds, 3.05%, 03/01/16	720,000	745,444

		2,094,249

Specialized REIT’s–1.65%
Entertainment Properties Trust, Sr. Unsec. Gtd. Notes, 7.75%, 07/15/20(b)	1,250,000	1,397,188
HCP, Inc., Sr. Unsec. Notes, 3.75%, 02/01/16	265,000	272,436
Health Care REIT, Inc., Sr. Unsec. Sub. Notes, 6.50%, 03/15/41	430,000	436,865
Host Hotels & Resorts LP, Sr. Gtd. Global Notes, 6.00%, 11/01/20	45,000	45,113
Sr. Notes, 5.88%, 06/15/19(b)	10,000	10,063
MPT Operating Partnership LP/MPT Finance Corp., Sr. Gtd. Notes, 6.88%, 05/01/21(b)	25,000	25,346
Senior Housing Properties Trust, Sr. Unsec. Notes, 4.30%, 01/15/16	755,000	756,416
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Bond Fund

	Principal
	Amount	Value

Specialized REIT’s–(continued)
Ventas Realty LP/Ventas Capital Corp., Sr. Unsec. Gtd. Notes, 4.75%, 06/01/21	$895,000	$892,707

		3,836,134

Specialty Chemicals–0.06%
Ferro Corp., Sr. Unsec. Notes, 7.88%, 08/15/18	80,000	85,400
PolyOne Corp., Sr. Unsec. Notes, 7.38%, 09/15/20	55,000	59,194

		144,594

Specialty Stores–0.01%
Michaels Stores, Inc., Sr. Unsec. Gtd. Notes, 7.75%, 11/01/18(b)	20,000	20,650

Steel–1.16%
AK Steel Corp., Sr. Unsec. Gtd. Notes, 7.63%, 05/15/20	50,000	52,500
ArcelorMittal (Luxembourg), Sr. Unsec. Global Bonds, 9.85%, 06/01/19	770,000	992,514
Sr. Unsec. Global Notes, 5.50%, 03/01/21	135,000	136,003
6.75%, 03/01/41	135,000	136,768
7.00%, 10/15/39	625,000	654,495
United States Steel Corp., Sr. Unsec. Notes, 7.00%, 02/01/18	70,000	72,800
Vale Overseas Ltd. (Brazil), Sr. Unsec. Gtd. Global Notes, 6.88%, 11/10/39	580,000	639,204

		2,684,284

Systems Software–0.09%
Allen Systems Group, Inc., Sec. Gtd. Notes, 10.50%, 11/15/16(b)	120,000	124,200
Vangent, Inc., Sr. Unsec. Gtd. Sub. Global Notes, 9.63%, 02/15/15	80,000	81,200

		205,400

Technology Distributors–0.21%
Avnet, Inc., Sr. Unsec. Notes, 5.88%, 06/15/20	460,000	494,491

Textiles–0.11%
Levi Strauss & Co., Sr. Unsec. Global Notes, 7.63%, 05/15/20	260,000	263,900

Tires & Rubber–0.02%
Cooper Tire & Rubber Co., Sr. Unsec. Notes, 8.00%, 12/15/19	50,000	53,625

Tobacco–1.06%
Altria Group, Inc., Sr. Unsec. Gtd. Global Notes, 4.13%, 09/11/15	1,000,000	1,067,266
4.75%, 05/05/21	935,000	944,375
9.70%, 11/10/18	340,000	456,378

		2,468,019

Trading Companies & Distributors–0.05%
H&E Equipment Services, Inc., Sr. Unsec. Gtd. Global Notes, 8.38%, 07/15/16	69,000	71,890
Interline Brands, Inc., Sr. Unsec. Gtd. Global Notes, 7.00%, 11/15/18	20,000	20,600
RSC Equipment Rental, Inc./RSC Holdings III LLC, Sr. Unsec. Gtd. Global Notes, 8.25%, 02/01/21	20,000	20,825

		113,315

Trucking–0.06%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Sr. Unsec. Gtd. Global Notes, 8.25%, 01/15/19	30,000	31,275
Hertz Corp. (The), Sr. Unsec. Gtd. Notes, 6.75%, 04/15/19(b)	25,000	25,375
7.38%, 01/15/21(b)	55,000	57,200
Sunstate Equipment Co., LLC, Sr. Unsec. Notes, 10.50%, 04/01/13(b)	20,000	19,900

		133,750

Wireless Telecommunication Services–1.58%
American Tower Corp., Sr. Unsec. Global Notes, 4.63%, 04/01/15	820,000	871,461
Sr. Unsec. Notes, 4.50%, 01/15/18	515,000	518,825
Clearwire Communications LLC/Clearwire Finance, Inc., Sr. Sec. Gtd. Notes, 12.00%, 12/01/15(b)	150,000	165,187
Cricket Communications, Inc., Sr. Notes, 7.75%, 10/15/20(b)	20,000	19,850
Sr. Unsec. Gtd. Global Notes, 7.75%, 10/15/20	115,000	114,137
Crown Castle Towers LLC, Sr. Sec. Gtd. Notes, 4.88%, 08/15/20(b)	1,215,000	1,234,744
MetroPCS Wireless, Inc., Sr. Unsec. Gtd. Notes, 6.63%, 11/15/20	65,000	65,163
7.88%, 09/01/18	20,000	21,538
SBA Telecommunications, Inc., Sr. Unsec. Gtd. Global Notes, 8.25%, 08/15/19	210,000	230,737
Sprint Capital Corp., Sr. Unsec. Gtd. Global Notes, 6.90%, 05/01/19	230,000	241,212
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Bond Fund

		Principal
		Amount	Value

Wireless Telecommunication Services–(continued)
Wind Acquisition Finance S.A. (Luxembourg), Sr. Gtd. Sub. Notes, 11.75%, 07/15/17(b)		$150,000	$174,750

			3,657,604

Total U.S. Dollar Denominated Bonds & Notes (Cost $200,133,823)			212,473,494

U.S. Treasury Securities–2.39%

U.S. Treasury Bills–0.13%
0.11%, 11/17/11(d)		300	299,870

U.S. Treasury Notes–2.26%
3.63%, 02/15/21		5,000	5,257,813

Total U.S. Treasury Securities (Cost $5,360,915)			5,557,683

Asset-Backed Securities–1.96%
Bear Stearns Commercial Mortgage Securities Series 2007-T26, Class A4 Variable Rate Pass Through Ctfs.(c)		700,000	773,260
Commercial Mortgage Pass Through Certificates Series 2007-FL14, Class A1 Floating Rate Pass Through Ctfs.(b)(c)		426,806	414,195
GS Mortgage Securities Corp. II Series 2010-C1, Class C Variable Rate Pass Through Ctfs.(b)		1,000,000	1,039,210
LB-UBS Commercial Mortgage Trust Series 2006-C6, Class A4		760,000	834,486
PNC Mortgage Acceptance Corp., Series 2001-C1, Class A2 Pass Through Ctfs.		33,729	33,844
Santander Drive Auto Receivables Trust, Series 2011-1, Class D Pass Through Ctfs.		790,000	798,099
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class A2 Variable Rate Pass Through Ctfs.(c)		635,000	656,840

Total Asset-Backed Securities (Cost $4,155,997)			4,549,934

Municipal Obligations–1.61%
Alameda (County of), California Joint Powers Authority (Multiple Capital); Series 2010 A Taxable Lease Build America & Recovery Zone Economic Development RB		530,000	547,851
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project J); Series 2010 A Taxable Build America RB		1,000,000	991,780
Kentucky (State of) Asset/Liability Commission; Series 2010 Taxable General Funding RN		595,000	595,458
New Jersey (State of) Transportation Trust Fund Authority; Series 2010 C Taxable Build America RB		1,040,000	1,061,216
New York City (City of) Transitional Finance Authority; Subseries 2011 B-1 Future Tax Secured Taxable Build America RB		525,000	547,050

Total Municipal Obligations (Cost $3,750,460)			3,743,355

Non-U.S. Dollar Denominated Bonds & Notes–0.41%(e)

Canada–0.02%
Gateway Casinos & Entertainment Ltd., Sec. Gtd. Notes, 8.88%, 11/15/17(b)	CAD	39,000	42,717

Germany–0.09%
KION Finance S.A., Sr. Sec. Gtd Notes, 7.88%, 04/15/18(b)	EUR	100,000	141,012
KUKA AG, Sr. Sec. Gtd. Sub Notes, 8.75%, 11/15/17	EUR	50,000	77,701

			218,713

Ireland–0.06%
Nara Cable Funding Ltd., Sr. Sec. Notes, 8.88%, 12/01/18(b)	EUR	100,000	147,847

Luxembourg–0.07%
Mark IV Europe Lux SCA/Mark IV USA SCA, Sr. Sec. Gtd. Notes, 8.88%, 12/15/17(b)	EUR	100,000	153,962

Netherlands–0.10%
Goodyear Dunlop Tires Europe B.V., Sr. Gtd. Notes, 6.75%, 04/15/19(b)	EUR	100,000	147,128
Ziggo Bond Co. B.V., Sr. Sec. Gtd. Notes, 8.00%, 05/15/18(b)	EUR	50,000	75,272

			222,400

United Kingdom–0.07%
Bakkavor Finance 2 REGS, Sr. Sec. Gtd. Euro Notes, 8.25%, 02/15/18	GBP	100,000	151,331

Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $934,332)			936,970

	Shares	Value

Preferred Stocks–0.05%(a)

Consumer Finance–0.03%
Ally Financial, Inc. Series A, 8.50% Pfd. (c)(f)	1,440	37,930
GMAC Capital Trust I Series 2, 8.13% Pfd. (c)(f)	1,615	42,426

		80,356

Industrial REIT’s–0.01%
DuPont Fabros Technology Inc. Series B, 7.63% Pfd. (f)	560	14,000
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Bond Fund

	Shares	Value

Tires & Rubber–0.01%
Goodyear Tire & Rubber Co. (The) 2.94% Pfd.(f)	420	$24,624

Total Preferred Stocks (Cost $111,319)		118,980

Money Market Funds–1.20%
Liquid Assets Portfolio — Institutional Class (g)	1,390,784	1,390,784

Premier Portfolio — Institutional Class (g)	1,390,784	1,390,784

Total Money Market Funds (Cost $2,781,568)		2,781,568

TOTAL INVESTMENTS–99.10% (Cost $217,228,414)		230,161,984

OTHER ASSETS LESS LIABILITIES–0.90%		2,096,232

NET ASSETS–100.00%		$232,258,216

Investment Abbreviations:

CAD	—	Canadian Dollar

Ctfs.	—	Certificates

EUR	—	Euro

GBP	—	British Pound

Gtd.	—	Guaranteed

Jr.	—	Junior

Ltd.	—	Limited

Pfd.	—	Preferred

PIK	—	Payment in Kind

RB	—	Revenue Bonds

REGS	—	Regulation S

REIT	—	Real Estate Investment Trust

RN	—	Revenue Notes

Sec.	—	Secured

Sr.	—	Senior

Sub.	—	Subordinated

Unsec.	—	Unsecured

Unsub.	—	Unsubordinated

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2011 was $58,543,624, which represented 25.21% of the Fund’s Net Assets.

(c)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2011.

(d)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1G and Note 2.

(e)	Foreign denominated security. Principal amount is denominated in currency indicated.

(f)	Non-income producing security.

(g)	The money market fund and the Fund are affiliated by having the same investment adviser.

(h)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at May 31, 2011 was $18,906, which represente 0.01% of the Fund’s Net Assets.

(i)	Interest payments have been suspended under European Union agreement for 24 months beginning April 30, 2010.
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Bond Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information
Invesco Van Kampen Bond Fund

providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Securities Purchased on a When-Issued and Delayed Delivery Basis — The Fund may purchase and sell interests in portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.

E.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
Invesco Van Kampen Bond Fund

     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
F.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
G.	Swap Agreements — The Fund may enter into various swap transactions, including interest rate, total return, index, currency exchange rate and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk.
     Interest rate, total return, index, and currency exchange rate swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.
     A CDS is an agreement between two parties (“Counterparties”) to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement.
     Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to cover the Fund’s exposure to the counterparty. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult
Invesco Van Kampen Bond Fund

to sell or liquidate; the counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations.

H.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

I.	Collateral — To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.
NOTE 2 — Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of May 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
          During the three months ended May 31, 2011, there were no significant transfers between investment levels.
Invesco Van Kampen Bond Fund

	Level 1	Level 2	Level 3	Total

Equity Securities	$2,781,568	$118,980	$—	$2,900,548
U.S. Treasury Securities	—	5,557,683	—	5,557,683
Corporate Debt Securities	—	213,410,464	—	213,410,464
Asset Backed Securities	—	4,549,934	—	4,549,934
Municipal Obligations	—	3,743,355	—	3,743,355

	$2,781,568	$227,380,416	$—	$230,161,984

Futures	115,156	—	—	115,156

Total Investments	$2,896,724	$227,380,416	$—	$230,277,140

NOTE 3 — Derivative Instruments
The Fund has implemented the required disclosures about derivative instruments and hedging activities in accordance with Generally Accepted Accounting Principles (“GAAP”). This disclosure is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity’s financial position and financial performance. The enhanced disclosure has no impact on the results of operations reported in the financial statements.
Open Futures Contracts

				Unrealized
	Number of	Month/	Notional	Appreciation
Contract	Contracts	Commitment	Value	(Depreciation)

U.S. Treasury Ultra Long Bonds	32	September 2011/Long	$4,130,000	$55,683
U.S. Treasury 5 Year Notes	439	September 2011/Long	52,302,734	335,187
Subtotal			$56,432,734	$390,870
U.S. Treasury 10 Year Notes	329	September 2011/Long	40,338,484	(275,714)

Total			$96,771,218	$115,156

Value of Derivative Instruments at Period-End
The Table below summarizes the value of the Fund’s derivative instruments, detailed by primary risk exposure, held as of May 31, 2011:

	Value
Risk Exposure/ Derivative Type	Assets	Liabilities

Interest rate risk Futures contracts (a)	$390,870	$(275,714)

(a)	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s variation margin receivable (payable) is reported within the Statement of Asset & Liailities.
Effect of Derivative Instruments for the three months ended May 31, 2011
The table below summarizes the gains (losses) on derivative instruments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on Statement
of Operations
Foreign Currency Contracts *
Realized Gain (Loss) Interest rate risk	$253,657
Change in Unrealized Appreciation (Depreciation) Interest rate risk	(176,904)

Total	$76,753

*	The average notional value of futures contracts outstanding during the period was $58,141,969
Invesco Van Kampen Bond Fund

NOTE 4 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended May 31, 2011 was $42,147,203 and $50,289,048, respectively. During the same period, purchase and sales of U.S. Treasury Obligations were $5,131,074 and $0. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$12,728,713

Aggregate unrealized (depreciation) of investment securities	(314,111)

Net unrealized appreciation of investment securities	$12,414,602

Cost of investments for tax purposes is $217,747,382.
Invesco Van Kampen Bond Fund

Item 2. Controls and Procedures.
(a)	As of June 10, 2011, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of June 10, 2011, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: Invesco Van Kampen Bond Fund

By:	/s/ Colin Meadows
Colin Meadows
Principal Executive Officer

Date: July 29, 2011
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Colin Meadows
Colin Meadows
Principal Executive Officer

Date: July 29, 2011

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date: July 29, 2011

EXHIBIT INDEX
Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.